Note 3 - Equity Compensation Plans and Capital Stock - Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Unvested (in shares)	100,366	139,523
Unvested (in dollars per share)	$ 6.08	$ 5.96
Granted (in shares)	4,487	7,700	[1]
Granted (in dollars per share)	$ 15.61	$ 9.1
Vested (in shares)	(40,366)	(46,857)
Vested (in dollars per share)	$ 6.27	$ 6.21
Unvested (in shares)	64,487	100,366
Unvested (in dollars per share)	$ 6.62	$ 6.08

[1]	50,000 shares were issued out of treasury stock